Commitments and Contingencies - Schedule of Purchase Commitments (Detail) - Wireless carriers [member] - Purchase commitment for purchase of airtime minutes at current market prices [member]
$ in Thousands
Dec. 31, 2021 MXN ($)
Disclosure of commitments [line items]
Purchase commitments	$ 34,010,127
2022[member]
Disclosure of commitments [line items]
Purchase commitments	7,770,936
2023 [member]
Disclosure of commitments [line items]
Purchase commitments	3,469,647
2024 [member]
Disclosure of commitments [line items]
Purchase commitments	2,808,660
2025 and thereafter [member]
Disclosure of commitments [line items]
Purchase commitments	$ 19,960,884